Variable Interest Entities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Fair value of investment securities pledged	$ 40,700
Investment securities at fair value, pledged	$ 41,809	$ 0
Holdings, LLC
Variable Interest Entity [Line Items]
Ownership percentage	100.00%